SUPPLEMENT TO THE FIDELITY CALIFORNIA MUNICIPAL FUNDS' APRIL 19, 1996
PROSPECTUS
   The following changes are effective April 1, 1997:
With respect to Fidelity California Insured Municipal Income Fund and Fidelity California Municipal Income Fund, the minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
With respect to Fidelity California Insured Municipal Income Fund and Fidelity California Municipal Income Fund, the minimum check amount has been increased to $1,000.
References to the minimums throughout the prospectus are changed to the above minimums with respect to Fidelity California Insured Municipal Income Fund and Fidelity California Municipal Income Fund.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you
buy, sell or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 31 for an explanation of how and when these charges apply.
Maximum sales charge on purchases      None
and reinvested distributions

Deferred sales charge on redemptions   None

Exchange Fee                           None

Annual account maintenance fee         $12.0
(for accounts under $2,500)            0

       ANNUAL FUND OPERATING EXPENSES    are paid out of each fund's
assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 21).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.
    CA INSURED
Management fee (after reimbursement)   .35%

12b-1 fee                              None

Other expenses                         .20%

Total fund operating expenses          .55%
(after reimbursement)

   CA INCOME
Management fee                   .37%

12b-1 fee                        None

Other expenses                   .18%

Total fund operating expenses    .55%
(after reimbursement)

       EXAMPLES:    Let's say, hypothetically, that each fund's annual
return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
    CA INSURED
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

   CA INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. Effective April 1, 1997, FMR voluntarily agreed to implement an expense cap for Fidelity California Insured Municipal Income Fund and Fidelity California Municipal Income Fund. FMR will reimburse each fund to the extent that total operating expenses exceed .55%. If these agreements were not in effect, the management fee and total operating expenses would be
 .40% and .60%, respectively, for Fidelity California Insured Municipal Income and .40% and .58%, respectively, for Fidelity California Municipal Income.
PROPOSED REORGANIZATION. The Board of Trustees of Fidelity California Insured Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity California Insured Municipal Income Fund and Fidelity California Municipal Income Fund, a fund of Fidelity California Municipal Trust.
The Agreement provides for transfer of substantially all of the assets and the assumption of all of the liabilities of Fidelity California Insured Municipal Income Fund solely in exchange for the number of shares of Fidelity California Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Fidelity California Insured Municipal Income Fund. Following such exchange, Fidelity California Insured Municipal Income Fund will distribute the Fidelity California Municipal Income Fund shares to its shareholders pro rata, in liquidation of Fidelity California Insured Municipal Income Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Fidelity California Insured Municipal Income Fund will be held on August 4, 1997, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Fidelity California Insured Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity California Municipal Income Fund.
If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about August 28, 1997. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event Fidelity California Insured Municipal Income Fund shareholders fail to approve the Agreement, Fidelity California Insured Municipal Income Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of Fidelity California Insured Municipal Income Fund.
Effective the close of business on February 28, 1997, the fund was closed to new accounts pending the Reorganization. Only shareholders of the fund on or prior to that date, including participants in an employee benefit plan which offered the fund on or prior to that date (except participants in an employee benefit plan for which an affiliate of FMR maintains the accounts at the participant level other than pursuant to a recordkeeping agreement), can continue to purchase shares of the fund.
The following information replaces similar information found in the seventh paragraph of "Investment Principles and Risks" beginning on page 13. CALIFORNIA MUNICIPAL INCOME seeks high current income that is free from federal income tax and California personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and California personal income tax.
The following information replaces similar information found in "Securities and Investment Practices" beginning on page 15.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: California Insured invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's Investors Service or Standard & Poor's, respectively. California Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service (Moody's), Standard & Poor's (S&P), Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality. The fund may not invest in securities judged by FMR to be of equivalent quality to those rated lower than B by Moody's or S&P.
The following information supplements the information found in "Securities and Investment Practices" beginning on page 15.
CASH MANAGEMENT. A fund may invest in money market securities and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: The bond funds do not currently intend to invest in a money market fund.
The following information replaces similar information found in "How to Buy Shares" on page 24.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For California Money Market $5,000
TO ADD TO AN ACCOUNT  $250
Through regular investment plans* $100
MINIMUM BALANCE  $2,000
*FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 29.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 26.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open.
The following information replaces similar information found in "Transaction Details" beginning on page 31.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.


SUPPLEMENT TO THE SPARTAN(registered trademark) CALIFORNIA MUNICIPAL FUNDS'

APRIL 19, 1996 PROSPECTUS
The follo   wing changes are effective April 1, 1997:
With respect to Spartan California Intermediate Municipal Income Fund and Spartan California Municipal Income Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, the $5.00 account closeout fee, and the $2.00 checkwriting fee. References to these fees throughout the prospectus are no longer in effect with respect to these funds.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you
buy, sell or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 31, for an explanation of how and when these charges apply.
Maximum sales charge on purchases                                None
and reinvested distributions

Deferred sales charge on redemptions                             None

Redemption fee (as a % of amount redeemed on shares held less    None
than 180 days)                                                   None
 for Spartan CA Money Market                                     .50%
 for Spartan CA Intermediate
 for Spartan CA Income

Exchange and wire transaction fees                               $5.00
(for Spartan CA Money Market only)

Checkwriting fee, per check written                              $2.00

(available for Spartan CA Money Market
and Spartan CA Intermediate)

Account closeout fee (for Spartan CA Money Market only)          $5.00

Annual account maintenance fee                                   $12.0
(for accounts under $2,500)                                      0

       THESE FEES ARE WAIVED    (except for the redemption fee) if your
account balance at the time of the transaction is $50,000 or more.
    EXAMPLES:    Let's say, hypothetically, that each fund's annual return
is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
    CA INSURED
 After 1 year $ 6
 After 3 years $ 18
 After 5 years $ 31
 After 10 years $ 69
    SPARTAN CA INCOME
 After 1 year $ 6
 After 3 years $ 18
 After 5 years $ 31
 After 10 years $ 69
These examples illustrate the effect of expenses, but are not meant to
suggest actual or expected costs or returns, all o    f which may vary.
PROPOSED REORGANIZATIONS. The Board of Trustees of Spartan California Intermediate Municipal Income Fund and Spartan California Municipal Income Fund has unanimously approved Agreements and Plans of Reorganization ("Agreements") between Spartan California Intermediate Municipal Income Fund and Fidelity California Municipal Income Fund, a fund of Fidelity California Municipal Trust and between Spartan California Municipal Income Fund and Fidelity California Municipal Income Fund.
The Agreements provide for transfer of substantially all of the assets and the assumption of all of the liabilities of Spartan California Intermediate Municipal Income Fund and Spartan California Municipal Income Fund solely in exchange for the number of shares of Fidelity California Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Spartan California Intermediate Municipal Income Fund or Spartan California Municipal Income Fund. Following such exchange, Spartan California Intermediate Municipal Income Fund and Spartan California Municipal Income Fund will distribute the Fidelity California Municipal Income Fund shares to their shareholders pro rata, in liquidation of Spartan California Intermediate Municipal Income Fund and Spartan California Municipal Income Fund as provided in the Agreements (the transactions contemplated by the Agreements referred to as the "Reorganizations").
The Reorganizations can be consummated only if, among other things, they are approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Spartan California Intermediate Municipal Income Fund and Spartan California Municipal Income Fund will be held on August 4, 1997, and approval of the Agreements will be voted on at that time. In connection with the Meeting, Spartan California Intermediate Municipal Income Fund and Spartan California Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to their shareholders of record a Proxy Statement describing the Reorganizations and a Prospectus for Fidelity California Municipal Income Fund.
If the Agreements are approved at the Meeting and certain conditions required by the Agreements are satisfied, the Reorganizations are expected to become effective on or about August 14, 1997 for Spartan California Municipal Income Fund and on or about August 21, 1997 for Spartan California Intermediate Municipal Income Fund. If shareholder approval of any Agreement is delayed due to failure to meet a quorum or otherwise, that Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event either Spartan California Intermediate Municipal Income Fund or Spartan California Municipal Income Fund shareholders fail to approve that fund's Agreement, that fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of that fund.
Effective the close of business on February 28, 1997, the funds were closed to new accounts pending the Reorganizations. Only shareholders of the funds on or prior to that date, including participants in an employee benefit plan which offered the funds on or prior to that date (except participants in an employee benefit plan for which an affiliate of FMR maintains the accounts at the participant level other than pursuant to a recordkeeping agreement), can continue to purchase shares of the funds.
The following information replaces similar information found in "Key Facts" on page 4.
CA INSURED
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and California personal income tax, while maintaining an average maturity of between three and 10 years. SPARTAN CA INCOME
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and California personal income tax.
The following information replaces similar information found in the third paragraph of "Investment Principles and Risks" on page 14.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME seeks high current income that is free from federal income tax and California personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 65% of the fund's total assets in state tax-free securities, and normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax. SPARTAN CALIFORNIA MUNICIPAL INCOME seeks high current income that is free from federal income tax and California personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and California personal income tax.
The following information replaces similar information found in "Securities and Investment Practices" beginning on page 16.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of the issuers.
RESTRICTIONS: For Spartan California Intermediate and Spartan California Income, each fund normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
The following information supplements information found in "Securities and Investment Practices" beginning on page 16.
CASH MANAGEMENT. A fund may invest in money market securities and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: The bond funds do not currently intend to invest in a money market fund.
The following information replaces similar information found in "Transaction Details" beginning on page 31.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.